CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Feb. 15, 2024	Feb. 14, 2024	Feb. 12, 2024	Dec. 31, 2023	Aug. 31, 2023	Aug. 29, 2023	Jun. 30, 2023	Mar. 02, 2023	Feb. 27, 2023	Feb. 23, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock par value (in dollars per share)	$ 0.0001
Preferred stock authorized (in shares)	1,000,000
Preferred stock issued (in shares)	0
Preferred stock outstanding (in shares)	0
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	500,000,000
Common stock issued (in shares)	64,845,435
Common stock outstanding (in shares)	64,845,435		60,166,269
Flame Acquisition Corp [Member]
Temporary equity shares outstanding				150,823	6,104,682							28,750,000	28,750,000
Preferred stock par value (in dollars per share)					$ 0.0001							$ 0.0001
Preferred stock authorized (in shares)					1,000,000							1,000,000
Preferred stock issued (in shares)					0							0
Preferred stock outstanding (in shares)					0							0
Temporary Equity Redemption Price Per Share			$ 10.42	$ 10.42		$ 10.31	$ 10.31		$ 10.15
Common Class A [Member] | Flame Acquisition Corp [Member]
Temporary equity shares outstanding				150,823	6,104,682		2,328,063	8,432,745		20,317,255	20,317,255	28,750,000
Common stock par value (in dollars per share)					$ 0.0001							$ 0.0001
Common stock authorized (in shares)					200,000,000							200,000,000
Common stock issued (in shares)					7,187,500							0
Common stock outstanding (in shares)					7,187,500							0
Temporary Equity Redemption Price Per Share					$ 10.41							$ 10.1
Common Class B [Member] | Flame Acquisition Corp [Member]
Common stock par value (in dollars per share)					$ 0.0001							$ 0.0001
Common stock authorized (in shares)					20,000,000							20,000,000
Common stock issued (in shares)					0							7,187,500
Common stock outstanding (in shares)					0							7,187,500